Share Capital - Additional Information (Detail)								1 Months Ended											3 Months Ended					12 Months Ended
	Jan. 03, 2020 USD ($) $ / shares shares	Aug. 10, 2018 USD ($) $ / shares shares	Aug. 10, 2018 CAD ($) shares	May 10, 2018 USD ($) $ / shares shares	May 10, 2018 CAD ($) shares	Apr. 10, 2018 USD ($) $ / shares shares	Apr. 10, 2018 CAD ($) shares	Mar. 27, 2020 USD ($) $ / shares shares	Mar. 27, 2020 CAD ($) shares	Jan. 28, 2020 shares $ / shares	Dec. 23, 2019 USD ($) shares	Aug. 29, 2019 USD ($) $ / shares shares	Aug. 29, 2019 CAD ($)	May 29, 2019 USD ($)	May 28, 2019	Mar. 21, 2019 USD ($) $ / shares shares	Mar. 21, 2019 CAD ($) shares	Jun. 19, 2018 shares	Mar. 31, 2020 USD ($) shares		Mar. 31, 2020 CAD ($) shares $ / shares		Mar. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CAD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares	Mar. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares
Shares issued
Shares issued | shares																					54,216,877				39,907,681		54,216,877	39,907,681
Number of shares outstanding | shares																		419,888,250			54,216,877				39,907,681		54,216,877	39,907,681	21,675,849	21,675,849
Number of shares outstanding, adjusted | shares																		13,996,275
Reverse stock split ratio																		30
Effective date of reverse stock split																		Jun. 20, 2018
Offering price per share | $ / shares																$ 3.40
Amount allocated to common shares																			$ 1,011,120				$ 7,002,043	$ 7,002,043		$ 59,998
Warrant exercised | shares																					2,400,000				1,018,506		2,400,000	1,018,506	6,500	6,500
Proceeds from warrant exercised																			$ 38,000
Number of common shares available for issue under stock option plan | shares																			6,859,600		6,859,600			5,986,152	5,986,152	1,241,803
Weighted average exercise price of options exercisable | $ / shares																												$ 7.35
Stock based compensation																			$ 228,576				251,357	$ 1,651,119		$ 1,505,625
Contractual Life																								5 years 3 months 25 days	5 years 3 months 25 days
Stock issuance costs																			$ 214,263				$ 1,495,501	$ 2,090,124		$ 1,297,668
Director [Member]
Shares issued
Options issued | shares										25,765
Exercise prices/option | $ / shares										$ 0.657
Contractual Life										7 years
US Dollar [Member]
Shares issued
Weighted average exercise price of options outstanding | $ / shares																											$ 3.19	$ 2.65		$ 1.55
Weighted average exercise price of options exercisable | $ / shares																											$ 3.02
Options issued | shares																				[1]		[1]		843,693	843,693	50,349
Contractual Life																			4 years 3 months 26 days		4 years 3 months 26 days			6 years 3 months 10 days	6 years 3 months 10 days
Canadian Dollar [Member]
Shares issued
Weighted average exercise price of options outstanding | $ / shares																					$ 5.74				$ 5.89				$ 18.20		$ 21.30
Weighted average exercise price of options exercisable | $ / shares																					$ 6.61
Options issued | shares																			25,765	[1]	25,765	[1]		35,719	35,719	322,517
Contractual Life																			3 years 11 months 15 days		3 years 11 months 15 days			4 years 4 months 13 days	4 years 4 months 13 days
Warrants expiring between April 10, 2020 and March 21, 2021 [Member]
Shares issued
Broker Warrants issued and outstanding | shares																									1,219,276			1,219,276
Warrants expiring between March 16, 2019 and August 10, 2020 [Member]
Shares issued
Broker Warrants issued and outstanding | shares																													786,183	786,183
Warrants expiring between April 10, 2020 and March 27, 2025 [Member]
Shares issued
Broker Warrants issued and outstanding | shares																					1,709,276				1,219,276		1,709,276	1,219,276
Aspire Agreement [Member]
Shares issued
Gross proceeds from offerings																			$ 3,000,000					$ 3,000,000
Stock issuance costs																					$ 417,113				$ 417,113
Before Amendment [Member]
Shares issued
Percentage of common shares reserved for issuance															10.00%
After Amendment [Member]
Shares issued
Percentage of common shares reserved for issuance														15.00%					15.00%		15.00%
Amendment [Member]
Shares issued
Stock based compensation																								292,184
Incremental stock based compensation														$ 475,622
Over Allotment Option 1 [member]
Shares issued
Warrant exercised | shares																							1,018,506
Proceeds from warrant exercised																							$ 3,259,219
Amount reclassed from warrant liability to common stock																							$ 3,742,824
Bloom Burton Securities Inc [member]
Shares issued
Sale of offering units | shares		7,679,574	7,679,574			1,126,664	1,126,664									8,455,882	8,455,882
Offering price per share | $ / shares		$ 2.50		$ 9.00		$ 9.00										$ 3.40
Gross proceeds from offerings		$ 19,198,935				$ 8,035,941										$ 28,750,000
Cash commissions			$ 1,343,925		$ 76,988		$ 562,516										$ 2,012,500
Net proceeds from offering		$ 17,464,711				$ 7,211,320										$ 25,426,744
Exercise price per share | $ / shares		$ 3.20		$ 10.50		$ 10.50										$ 4.00
Fair value of warrants		$ 6,297,251		$ 658,387		$ 4,553,700										$ 15,897,059
Amount allocated to common shares		$ 12,901,684		$ 531,469		$ 3,482,241										$ 12,852,941
Warrants expiration period		Aug. 10, 2023	Aug. 10, 2023	Apr. 10, 2023	Apr. 10, 2023	Apr. 10, 2023	Apr. 10, 2023									Mar. 21, 2024	Mar. 21, 2024
Sale of offering additional units | shares				168,888	168,888
Gross proceeds from additional offerings				$ 1,189,856
Net proceeds from additional offering				$ 1,100,238
Bloom Burton Securities Inc [member] | Over Allotment Option 1 [member]
Shares issued
Fair value of warrants																$ 864,190
Warrants expiration period		Aug. 10, 2020	Aug. 10, 2020	Apr. 10, 2020	Apr. 10, 2020	Apr. 10, 2020	Apr. 10, 2020									Mar. 21, 2021	Mar. 21, 2021
Broker warrants to purchase common stock | shares		537,570	537,570	10,928	10,928	78,867	78,867									591,911	591,911
Common stock price per share | $ / shares		$ 2.50		$ 9.00		$ 9.00										$ 3.40
Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Shares issued
Shares issued | shares											973,000	1,777,325									7,784,444				7,784,444		7,784,444	7,784,444
Offering price per share | $ / shares												$ 1.6879
Gross proceeds from offerings												$ 3,000,000
Capital Issued Commitments											$ 35,000,000	$ 35,000,000
Percentage Of Shares Outstanding												5.30%
Common stock shares issued value											423,440								$ 5,304,531					$ 5,304,531
Stock issuance costs											$ 35,122
Aspire Capital Fund LLC [Member] | Aspire Agreement [Member] | Additional Commitment [Member]
Shares issued
Shares issued | shares												639,837
Percentage Of Shares Outstanding												1.90%
Northland Securities Inc [Member] | Aspire Agreement [Member]
Shares issued
Cash commissions													$ 160,000
H.C.Wainwright and Co. LLC [Member]
Shares issued
Sale of offering units | shares								7,000,000	7,000,000
Offering price per share | $ / shares								$ 0.17
Gross proceeds from offerings								$ 1,190,000
Cash commissions									$ 862,294
Exercise price per share | $ / shares								$ 0.19
Fair value of warrants								$ 475,300
Amount allocated to common shares								$ 714,700
Warrants to purchase of common stock | shares								3,500,000	3,500,000
H.C.Wainwright and Co. LLC [Member] | Over Allotment Option 1 [member]
Shares issued
Cash commissions									$ 83,300
Fair value of warrants								$ 65,600
Warrants expiration period								Mar. 27, 2025	Mar. 27, 2025
Broker warrants to purchase common stock | shares								490,000	490,000
Common stock price per share | $ / shares								$ 0.2125
Cambridge Design Partnership Ltd [Member]
Shares issued
Shares issued | shares	501,148
Offering price per share | $ / shares	$ 0.50
Common stock shares issued value	$ 250,574

[1]	After giving consideration for 30:1 share consolidation effected June 20, 2018.